SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through September 3, 2025, which was the date of the issuance of the consolidated financial statements, and determined that no events would have required adjustment or disclosure in the consolidated financial statements other than that discussed above.

20. SUBSEQUENT EVENTS

On March 30, 2025, the Company’s Equity Incentive Plan (the “Plan”) became effective. The board has approved the Plan. A maximum of 1,250,000 ordinary shares with a par value of US$0.001 were authorized to issue.

On December 30, 2024, the board of directors of the Company decided to sell its wholly-owned subsidiary Beijing Luobei Intelligent Machine Co., LTD. On March 28, 2025, the he board of directors’ meeting of the company decided to sell Beijing Lobo to Guo Yafang at the transfer equity consideration of RMB 27,000,000. On March 31, 2025, Jiangsu Lobo signed an equity transfer agreement with Guo Yafang. On April 21, 2025, the change of industrial and commercial information of Beijing Lobo has been completed, and the data handover was completed with the buyer on the same day. The control of Beijing Lobo has been completely transferred to the buyer.

The Company has performed an evaluation of subsequent events through April 30, 2024, which was the date of the issuance of the consolidated financial statements, and determined that no events would have required adjustment or disclosure in the consolidated financial statements other than that discussed above.